FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

March 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,415,353	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$2,967,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,559,030

December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,895,900

June 30, 2022
	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$139,596,566	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$1,242,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$1,122,900

December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$2,895,900

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$139,399,054	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$3,174,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$2,895,900

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of March 31, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.91	$9.87
Volatility	6.2%	9.5%
Term (years)	0.29	0.54
Risk-free rate	2.52%	1.43%
Dividend yield	0.0%	0.0%

	As of June 30, 2022	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.95	$9.87
Volatility	2.0%	9.5%
Term (years)	0.29	0.54
Risk-free rate	3.01%	1.43%
Dividend yield	0.0%	0.0%

	At initial issuance	As of December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.34	$9.87
Volatility	23.0%	9.5%
Term (years)	5	0.54
Risk-free rate	0.07% – 1.10%	1.43%
Probability of completing business combination	95.0%	95.0%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of warrants measured with Level 3 inputs

Derivative warrant liabilities at December 31, 2021 – Level 3	$2,895,900
Change in fair value of derivative warrant liabilities	(336,870)
Derivative warrant liabilities at March 31, 2022 – Level 3	$2,559,030

Derivative warrant liabilities at December 31, 2021 - Level 3	$2,895,900
Change in fair value of derivative warrant liabilities	(336,870)
Derivative warrant liabilities at March 31, 2022 - Level 3	2,559,030
Change in fair value of derivative warrant liabilities	$(1,436,130)
Derivative warrant liabilities at June 30, 2022 - Level 3	$1,122,900

Derivative warrant liabilities at March 10, 2021	$—
Issuance of Public and Private Warrants – Level 3 – July 2021	16,308,000
Transfer of Public Warrants to Level 1 measurement	(8,625,000)
Change in fair value of derivative warrant liabilities	(4,787,100)
Derivative warrant liabilities at December 31, 2021 – Level 3	$2,895,900